Advance to suppliers (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Advance to suppliers [Abstract]
Advance to suppliers	$ 2,174	13,543	8,808
Advance to suppliers - long term, net	851	5,299	62,799
Allowance for bad debts	$ 259	1,616	0